Schedule of Investments (unaudited)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.3%
Diamond Hill Investment Group Inc.	13,865	$2,692,999

Financial Exchanges & Data — 22.9%
Cboe Global Markets Inc.	339,597	44,283,449
CME Group Inc.	192,307	43,934,457
Intercontinental Exchange Inc.	329,075	45,007,588
MarketAxess Holdings Inc.	115,908	47,669,483
Nasdaq Inc.	215,100	45,173,151
		226,068,128
Investment Banking & Brokerage — 76.6%
B. Riley Financial Inc.	69,896	6,210,959
BGC Partners Inc., Class A	1,411,226	6,562,201
Charles Schwab Corp. (The)	604,674	50,853,084
Cowen Inc., Class A	119,273	4,305,755
Evercore Inc., Class A	170,555	23,169,897
Goldman Sachs Group Inc. (The)	480,918	183,975,181
Houlihan Lokey Inc.	222,916	23,076,264
Interactive Brokers Group Inc., Class A	381,919	30,332,007
Jefferies Financial Group Inc.	858,694	33,317,327
Lazard Ltd., Class A.	492,910	21,505,663
LPL Financial Holdings Inc.	271,396	43,447,786
Moelis & Co., Class A	266,479	16,657,602
Morgan Stanley	2,033,743	199,632,213
Piper Sandler Cos	61,698	11,013,710
PJT Partners Inc., Class A	106,078	7,859,319

Security	Shares	Value

Investment Banking & Brokerage (continued)
Raymond James Financial Inc.	451,467	$45,327,287
Stifel Financial Corp.	455,077	32,046,522
StoneX Group Inc.(a)	73,628	4,509,715
Virtu Financial Inc., Class A	373,193	10,759,154
		754,561,646
Total Common Stocks — 99.8%
(Cost: $905,500,093)		983,322,773

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	2,090,000	2,090,000

Total Short -Term Investments — 0.2%
(Cost: $2,090,000)		2,090,000

Total Investments in Securities — 100.0%
(Cost: $907,590,093)		985,412,773

Other Assets, Less Liabilities — 0.0%		448,638

Net Assets — 100.0%.		$985,861,411

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$760,000	$1,330,000	(a)	$—	$—	$—	$2,090,000	2,090,000	$57	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	15	03/18/22	$1,802	$9,453
Russell 2000 E-Mini Index	6	03/18/22	673	6,494
				$15,947

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF
December 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$983,322,773	$—	$—	$983,322,773
Money Market Funds	2,090,000	—	—	2,090,000
	$985,412,773	$—	$—	$985,412,773
Derivative financial instruments(a)
Assets
Futures Contracts	$15,947	$—	$—	$15,947

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2